SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings balance, net as of December 31, 2016 and 2015 are presented below (dollars in thousands):

	Outstanding principal balance as of		Weighted average interest rate(1) as of		Maturity date
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Securitization Notes	$139,741	$295,786	3.36%	3.38%	November 2033
Nord LB Facility	171,509	255,278	4.14%	4.04%	November 2018
CBA Facility	56,146	88,190	5.45%	5.02%	October 2020
Term Loan	404,016	427,781	4.41%	4.39%	February 2022
Fly Acquisition III Facility	113,045	—	2.88%	—	February 2022
Other Aircraft Secured Borrowings	980,967	663,069	3.50%	3.63%	September 2019 – June 2028
Unamortized debt discounts and loan costs	(33,439)	(34,393)
Total	$1,831,985	$1,695,711

(1)	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.

Future Minimum Principal Payments on Secured Borrowings
The anticipated future minimum principal payments due for its secured borrowings are as follows (dollars in thousands):

Year ending December 31,
2017	$169,572
2018	288,150
2019	147,762
2020	162,914
2021	123,506
Thereafter	973,520
Future minimum principal payments due	$1,865,424